Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note Disclosure [Text Block]
17.	Shareholders’ Equity

On the completion of Jaguar’s redomestication merger with the Company and the concurrent business combination merger with China Cablecom Holdings, Ltd. in April 2008, the Company issued 2,066,680 ordinary shares and 5,716,357 ordinary shares, par value $.0005, to the previous shareholders of China Cablecom Holdings, Ltd. and Jaguar, respectively.

In May 2008, the Company issued 1,524,994 ordinary shares as the incentive shares to the convertible notes subscribers.

In July 2008, the Company issued 320,000 ordinary shares, to an entity owned by the Company’s executive chairman, as the fee to the finder of Hubei project.

In October 2008, certain warrants holders exercised 49,100 shares with total proceeds of $245,500.

Pursuant to the debt restructure in October 2009, the Company issued 15,397,204 and 50,402,082 Series A Convertible Preferred Shares, par value $.0005, to the previous Promissory notes holders and Convertible note holders, respectively.

The Company also issued 23,158,080 Series B Convertible Preferred Shares, par value $.0005, as the incentive shares to the New Notes subscribers. As part of the transaction, 250,000 ordinary shares were issued to the Broker for its fees.

Holders of ordinary shares, Series A Convertible Preferred Shares and Series B Convertible Preferred Shares have equal rights on any dividend to be paid by the Company. However, the holders of Series A Convertible Preferred Shares and Series B Convertible Preferred Shares have no right to vote at a meeting of the members of the Company or on any resolution of the members of the Company.

In the event of the liquidation, winding up or dissolution of the Company, holders of Series B Preferred Shares have the preference rights, over the holders of Series A Preferred Shares and ordinary shares, of distribution of the surplus assets, in the amount up to an aggregate amount equal to the number of issued and outstanding Series B Preferred Shares multiplied by the closing price of the ordinary shares on the Nasdaq Capital Market on 7 October, 2009.

The holders of Series A Convertible Preferred Shares and Series B Convertible Preferred Shares have rights to convert one Preferred Shares to one ordinary share at any time.

For the years ended December 31, 2011 and 2010, 5,277,395 and 6,546,185 Series A Preferred Shares and 1,684,224 and 8,333,397 Series B Preferred Shares had been converted into Ordinary Shares, respectively.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Stockholders Equity Note Disclosure [Text Block]
18. Registered Capital

	December 31, 2011	December 31, 2010

Registered capital	$15,005,484	$15,005,484

At the date of incorporation, the Company has registered capital of US$2,940,918 (RMB20,100,000). On May 4 2010, the Company has increased its registered capital to US$15,005,484 (RMB100,000,000).